LICENSE AGREEMENTS AND COMMITMENTS (Details Narrative 2) - USD ($)	6 Months Ended	12 Months Ended
	Aug. 31, 2015	Feb. 28, 2015
Rent payable, Boston, monthly installment rate		$ 10,280
Rent payable, second year		10,558
Rent payable, New York, monthly installment rate		1,400
Rental security deposit		2,100
License Agreement [Member]
License maintenance fee due at one year	$ 75,000	50,000
License maintenance fee due at two years	100,000	75,000
License maintenance fee due at three years		100,000
License Agreement 2 [Member]
License maintenance fee due at one year	30,000	30,000
License maintenance fee due at two years	50,000	50,000
License maintenance fee due at three years	75,000	75,000
License maintenance fee due at four years	100,000	100,000
License Agreement 3 [Member]
License maintenance fee due at one year	15,000	15,000
License maintenance fee due at two years	25,000	25,000
License maintenance fee due at three years	37,500	37,500
License maintenance fee due at four years	50,000	50,000
License Agreement 4 [Member]
License maintenance fee due at one year	10,000	10,000
License maintenance fee due at two years	15,000	15,000
License maintenance fee due at three years	15,000	15,000
License maintenance fee due at four years	$ 20,000	$ 20,000